Expense Example - FidelityValueDiscoveryK6Fund-PRO - FidelityValueDiscoveryK6Fund-PRO - Fidelity Value Discovery K6 Fund - Fidelity Value Discovery K6 Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 46
3 years	146
5 years	256
10 years	$ 578